Stock-based Employee Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 years		Dec. 31, 2011 years		Dec. 31, 2010 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	39,000,000
Portion Vesting Annually Stock Options Stock Appreciation Rights	0.33333
Maximum vesting percentage for stock options and stock appreciation rights (in hundredths)	100.00%
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration In Number Of Years	10 years
Number Of Shares Common Stock Received For Each Stock Unit Granted	1
Maximum Vesting Percentage Restricted Stock Units Prior 2010	100.00%
Maximum vesting percentage for restricted stock units after 2010 (in hundredths)	100.00%
Vesting Percentage For Market Stock Units Range Minimum	0.00%
Vesting Percentage For Market Stock Units Range Maximum	150.00%
Market Stock Unit Vesting Period					two
Minimum Vesting Percentage During Performance Period For Performance Stock Units	0.00%
Maximum Vesting Percentage During Performance Period For Performance Stock Units	200.00%
Performance Stock Unit Actual Vesting Percentage	81.67%
Percentage of original number of performance stock units original granted in period which vested in period	200.00%
Number Of Stock Options And Stock Appreciation Rights [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year (in million shares)	26,300,000		37,800,000		44,100,000
Stock options and stock appreciation rights granted (in million shares)	100,000		100,000	[1]	0
Stock options and stock appreciation rights exercised (in million shares)	(6,700,000)		(10,000,000)		(5,000,000)
Stock options and stock appreciation rights expired or forfeited (in million shares)	(300,000)		(1,600,000)		(1,300,000)
Stock options and stock appreciation rights outstanding at end of year (in million shares)	19,400,000		26,300,000		37,800,000
Stock options and stock appreciation rights exercisable at end of year (in million shares)	19,400,000		24,700,000		33,300,000
WeightedAverageExercisePrice [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average exercise price (in dollars per share)	$ 35.18		$ 31.01		$ 28.88
Stock options and stock appreciation rights granted weighted average exercise price (in dollars per share)	$ 44.79		$ 36.87		$ 29.20
Stock options and stock appreciation rights exercised weighted average exercise price (in dollars per share)	$ 22.73		$ 17.35		$ 10.65
Stock options and stock appreciation rights forfeited weighted average exercise price (in dollars per share)	$ 43.02		$ 47.95		$ 37.32
Stock options and stock appreciation rights outstanding at end of period weighted average exercise price (in dollars per share)	$ 39.34		$ 35.18		$ 31.01
Stock options and stock appreciation rights exercisable at end of year weighted average exercise price (in dollars per share)	$ 39.34		$ 35.38		$ 30.22
Weighted Average Remaining Contractual Life [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average remaining contractual life (in years)	4.0		4.1		4.7
Stock options and stock appreciation rights outstanding at end of period weighted average remaining contractual life (in years)	3.5		4.0		4.1
Stock options and stock appreciation rights exercisable at end of year weighted average remaining contractual life (in years)	3.5		3.8		3.6
Aggregate Intrinsic Value [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year aggregate intrinsic value	$ 246,300,000		$ 232,900,000		$ 356,600,000
Stock options and stock appreciation rights exercised aggregate intrinsic value	148,000,000		228,800,000		102,400,000
Stock options and stock appreciation rights outstanding at end of period aggregate intrinsic value	163,800,000		246,300,000		232,900,000
Stock options and stock appreciation rights exercisable at end of year aggregate intrinsic value (in dollars per share)	163,800,000		230,600,000		232,100,000
Share Based Compensation Shares Authorized Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Lower Range Limit	$ 0.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	19,400,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 39.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	163,800,000
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)			1.60%		0.10%
Historical volatility market stock units (in hundredths)			36.50%		58.70%
Risk-free interest rates market stock units (in hundredths)			0.60%		0.90%
Initial Price for market stock units			36.87		29.20
Summary of the status of restricted stock units, market stock units, and performance stock units [Roll Forward]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year (in shares)	6,700,000		5,000,000		3,100,000
Restricted stock units, market stock units, and performance stock units during period - Granted (in shares)	4,600,000		3,900,000		3,800,000
Restricted stock units, market stock units, and performance stock units - Vested (in shares)	(7,700,000)		(1,300,000)		(1,300,000)
Restricted stock units, market stock units, and performance stock units - Forfeited (in shares)	(200,000)		(900,000)		(1,000,000)
Outstanding restricted stock units, market stock units and performance stock units at end of year (in shares)	3,400,000		6,700,000		5,000,000
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year - weighted-average grant date fair value (in dollars per share)	$ 33.62		$ 31.16		$ 34.60
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Granted (in dollars per share)	$ 43.71		$ 37.43		$ 29.22
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Vested (in dollars per share)	$ 34.69		$ 33.34		$ 34.22
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Forfeited (in dollars per share)	$ 37.37		$ 33.65		$ 34.78
Outstanding stock performance units and restricted stock units at end of year - weighted-average grant date fair value (in dollars per share)	$ 43.25		$ 33.62		$ 31.16
Activity under various plans [Abstract]
Cash received from stock option exercises	89,800,000		150,400,000		52,600,000
Intrinsic value of options and SARs exercised and stock units vested	492,500,000		280,700,000		140,300,000
Tax benefits realized for the tax deductions from stock options and stock appreciation rights	172,400,000		98,200,000		49,100,000
Fair value of stock options, stock appreciation rights and stock units vested	273,400,000	[2]	98,500,000	[2]	105,700,000	[2]
Weighted average per share fair value of market stock units granted (in dollars per share)			$ 38.79		$ 33.85
Pretax share-based compensation expense in general and administrative expenses recorded	122,000,000		141,000,000		110,000,000
Related tax benefits recorded	32,000,000		47,000,000		30,000,000
Total unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units	97,000,000
Weighted-average period unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units is expected to be recognized (in years)	1.6
Portion Vesting Annually Restricted Stock Units Prior 2010	0.3333
Portion Vesting Annually Restricted Stock Units After 2010	0.3333
Price Range $0.00-$10.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share Based Compensation Shares Authorized Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Lower Range Limit	$ 0.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 10.0
Price Range $10.00-$20.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share Based Compensation Shares Authorized Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Lower Range Limit	$ 10.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 20.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	0.8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 17.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	63,100,000
Price Range $20.00-$30.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share Based Compensation Shares Authorized Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Lower Range Limit	$ 20.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 30.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 24.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	3,100,000
Price Range $30.00-$40.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share Based Compensation Shares Authorized Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Lower Range Limit	$ 30.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 40.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	6,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 32.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	84,400,000
Price Range $40.00-$50.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share Based Compensation Shares Authorized Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Lower Range Limit	$ 40.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 50.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	4,200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 43.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	13,200,000
Price Range $50.00-$60.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share Based Compensation Shares Authorized Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Lower Range Limit	$ 50.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	6,600,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 50.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Two years [Member]
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)	1.60%
Historical volatility market stock units (in hundredths)	30.30%
Risk-free interest rates market stock units (in hundredths)	0.20%
Initial Price for market stock units	44.79
Activity under various plans [Abstract]
Weighted average per share fair value of market stock units granted (in dollars per share)	$ 46.36
Three years [Member]
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)	1.60%
Historical volatility market stock units (in hundredths)	39.70%
Risk-free interest rates market stock units (in hundredths)	0.30%
Initial Price for market stock units	$ 44.79
Activity under various plans [Abstract]
Weighted average per share fair value of market stock units granted (in dollars per share)	$ 46.84

[1]	Rounds to zero.
[2]	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.